Note 21 - Financial liabilities at amortized cost - Other financial liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	€ 14,692	€ 12,844
Lease Liabilities
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	3,415
Creditors For Other Financial Liabilities Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	3,237	2,891
Collection Accounts Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	2,356	4,305
Creditors For Other Payment Obligations Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	5,683	5,648
Total
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	€ 14,692	€ 12,844